First Trust US Equity Opportunities ETF Investment Objectives and Goals - First Trust US Equity Opportunities ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust US Equity Opportunities ETF (FPX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust US Equity Opportunities ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the IPOX®-100 U.S. Index (the “Index”).